Parent company only financial information (Tables)	12 Months Ended
Jun. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of June 30,
	2023	2024	2024
	GBP	GBP	US$
ASSETS
Non-current assets
Interest in a subsidiary	78	78	99

Current assets
Amount due from group companies	-	5,082,519	6,424,304

Total non-current assets and total assets	78	5,082,597	6,424,403

LIABILITIES
Current liabilities
Amount due to a related party	15,264	35,093	44,358
Total non-current liabilities and total liabilities	15,264	35,093	44,358

SHAREHOLDERS’ DEFICIT
Preferred shares (US$0.0001 par value per share; 3,000,000 shares authorized; nil share and 2,575,250 shares issued and outstanding as of June 30, 2023 and 2024, respectively)	-	203	257
Ordinary shares (US$0.0001 par value per share; 300,000,000 shares authorized; 12,000,000 shares issued and outstanding as of June 30, 2023 and 2024*)	987	987	1,248
Additional paid-in capital	(905)	5,108,404	6,457,022
Accumulated other comprehensive income	828	732	925
Accumulated deficit	(16,096)	(62,822)	(79,407)
Total shareholders’ equity (deficit)	(15,186)	5,047,504	6,380,045

*	Giving retroactive effect to the issuance of ordinary shares effected on February 23, 2023.

Schedule of Condensed Statements of Loss and Comprehensive Loss

Condensed statements of loss and comprehensive loss

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
General and administrative expenses	(16,096)	(46,726)	(59,062)
Loss before income taxes	(16,096)	(46,726)	(59,062)
Income tax expense	-	-	-
Net loss	(16,096)	(46,726)	(59,062)
Foreign currency translation	828	(96)	(121)
Total comprehensive loss	(15,268)	(46,822)	(59,183)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended June 30,
	2023	2024	2024
	GBP	GBP	US$
Cash flows from operating activities
Net loss	(16,096)	(46,726)	(59,062)
Net cash used in operating activities	(16,096)	(46,726)	(59,062)
Cash flows from investing activities
Cash generated from (used in) investing activities	-	-
Cash flows from financing activities
Amount due to a related party	16,096	46,726	59,062
Net generated from financing activities	16,096	46,726	59,062
Net increase (decrease) in cash and cash equivalents	-	-	-
Cash and cash equivalents at the beginning of the year	-	-	-
Cash and cash equivalents at the end of the year	-	-	-